Property and equipment, net	12 Months Ended
Dec. 31, 2019
Property and equipment, net
Property and equipment, net

7. Property and equipment, net

Property and equipment, net, consists of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Electronic devices	130,725	148,407
Vehicle	4,872	3,479
Furniture and office equipment	20,760	39,280
Leasehold improvement	168,899	211,087
Machinery	17,684	14,560
Buildings	198,264	198,263

Total	541,204	615,076

Accumulated depreciation and amortization	(138,464)	(199,428)

Property and equipment, net	402,740	415,648

Depreciation and amortization expenses were RMB37,436,RMB51,669 and RMB75,775 for the years ended December 31, 2017, 2018 and 2019, respectively.